Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2023
Borrowed Funds
Schedule of Long-Term Advances
	2023	2022
FHLBB JNE Advances (1)
FHLBB term advance, 0.00%, due September 22, 2023	$0	$200,000
FHLBB term advance, 0.00%, due November 12, 2025	300,000	300,000
FHLBB term advance, 0.00%, due November 13, 2028	800,000	800,000
Total FHLBB JNE Advances	1,100,000	1,300,000

Overnight Borrowings
Correspondent Banks, 5.56%	9,000,000	0

Total FHLBB Advances	$10,100,000	$1,300,000
FRBB Advances
FRB BTFP term advance, 4.92%, due April 26, 2024	$10,000,000
FRB BTFP term advance, 4.71%, due May 13, 2024	10,000,000
FRB BTFP term advance, 4.91%, due May 17, 2024	6,500,000
FRB BTFP term advance, 4.93%, due December 16, 2024	18,000.000
Total BTFP Advances	$44,500,000